Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2020	Sep. 30, 2019
Condensed Consolidated Balance Sheets
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares, issued	15,896,285	12,589,857
Common stock, shares, outstanding	15,896,285	12,589,857